Payden GNMA Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (121%
)
462,083 Fannie Mae-Aces 2016-M9, (1 mo. LIBOR USD
+ 0.590%), 4.94%, 9/25/23 (a) $ 461
178,449 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 3.87%, 10/01/45 (a) 180
72,454 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 4.61%, 3/25/25 (a) 72
792,507 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.50%, 5/25/50 (b) 754
235,968 FN BM2007 30YR , 4.00%, 9/01/48  232
1,167,987 FN FM9195 30YR , 2.50%, 10/01/51  1,026
86,287 FNR FA 2007-110, (1 mo. LIBOR USD +
0.620%), 5.13%, 12/25/37 (a) 86
58,304 FNR FE 2010-86, (1 mo. LIBOR USD +
0.450%), 4.96%, 8/25/25 (a) 58
186,193 G2 3711 30YR , 5.50%, 5/20/35  196
239,978 G2 3747 30YR , 5.00%, 8/20/35  249
152,322 G2 3772 30YR , 5.00%, 10/20/35  158
291,120 G2 3785 30YR , 5.00%, 11/20/35  302
315,597 G2 4802 30YR , 5.00%, 9/20/40  326
1,087,581 G2 4853 30YR , 4.00%, 11/20/40  1,084
353,998 G2 4978 30YR , 4.50%, 3/20/41  362
402,152 G2 5083 30YR , 5.00%, 6/20/41  416
1,266,073 G2 5115 30YR , 4.50%, 7/20/41  1,293
189,214 G2 5140 30YR , 4.50%, 8/20/41  193
486,922 G2 5233 30YR , 4.00%, 11/20/41  485
1,084,876 G2 5258 30YR , 3.50%, 12/20/41  1,052
654,616 G2 5332 30YR , 4.00%, 3/20/42  652
469,001 G2 770239 30YR , 4.00%, 2/20/42  469
1,482,098 G2 785219 30YR , 2.00%, 12/20/50  1,270
649,480 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 2.39%, 12/20/47 (a) 642
2,045,316 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.528%), 2.57%, 12/20/41 (a) 2,013
164,001 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/27 (a) 161
287,679 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 3/20/27 (a) 285
209,407 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 4/20/27 (a) 205
486,221 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 5/20/27 (a) 476
829,836 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/28 (a) 812
229,127 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/28 (a) 224
347,608 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/28 (a) 344
547,613 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 4/20/28 (a) 544
Principal
or Shares Security Description
Value
(000)
547,132 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 9/20/29 (a) $ 539
471,146 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 9/20/32 (a) 459
970,783 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.75%, 12/20/33 (a) 942
341,113 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/34 (a) 336
598,342 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 2/20/34 (a) 590
528,101 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 3/20/35 (a) 521
500,221 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.88%, 5/20/38 (a) 496
372,558 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 7/20/38 (a) 364
2,383 G2 8228 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 7/20/23 (a) 2
741,759 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/40 (a) 736
377,483 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/40 (a) 375
144,564 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
2.63%, 1/20/42 (a) 143
249,870 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
1.75%, 10/20/26 (a) 246
967,809 G2 AY5132 , 3.25%, 7/20/37  924
1,065,505 G2 AY5138 , 3.25%, 12/20/37  1,018
161,024 G2 MA0312 , 3.50%, 8/20/42  151
196,728 G2 MA0387 , 3.50%, 9/20/42  185
1,469,202 G2 MA0698 30YR , 3.00%, 1/20/43  1,384
1,331,537 G2 MA1012 30YR , 3.50%, 5/20/43  1,292
1,177,905 G2 MA1089 30YR , 3.00%, 6/20/43  1,109
1,152,075 G2 MA1520 30YR , 3.00%, 12/20/43  1,085
1,092,791 G2 MA2304 30YR , 4.00%, 10/20/44  1,087
992,606 G2 MA2522 30YR , 4.00%, 1/20/45  987
679,265 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 2.50%, 4/20/45 (a) 668
475,114 G2 MA3454 30YR , 3.50%, 2/20/46  456
869,240 G2 MA3520 30YR , 3.00%, 3/20/46  815
913,740 G2 MA3597 30YR , 3.50%, 4/20/46  877
1,507,321 G2 MA3662 30YR , 3.00%, 5/20/46  1,412
932,427 G2 MA3663 30YR , 3.50%, 5/20/46  896
809,103 G2 MA3735 30YR , 3.00%, 6/20/46  757
782,915 G2 MA3802 30YR , 3.00%, 7/20/46  733
745,619 G2 MA3936 30YR , 3.00%, 9/20/46  697
504,403 G2 MA4003 30YR , 3.00%, 10/20/46  472
624,828 G2 MA4069 30YR , 3.50%, 11/20/46  598
751,461 G2 MA4195 30YR , 3.00%, 1/20/47  701
468,916 G2 MA4197 30YR , 4.00%, 1/20/47  462

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
730,332 G2 MA4262 30YR , 3.50%, 2/20/47  $ 701
938,347 G2 MA4321 30YR , 3.50%, 3/20/47  901
528,490 G2 MA4322 30YR , 4.00%, 3/20/47  521
271,188 G2 MA4382 30YR , 3.50%, 4/20/47  260
388,625 G2 MA4510 30YR , 3.50%, 6/20/47  373
839,288 G2 MA4719 30YR , 3.50%, 9/20/47  808
1,003,294 G2 MA4962 30YR , 3.50%, 1/20/48  964
354,464 G2 MA5816 30YR , 3.50%, 3/20/49  339
2,268,418 G2 MA6473 30YR , 2.50%, 2/20/50  2,042
537,522 G2 MA6709 30YR , 2.50%, 6/20/50  483
2,007,022 G2 MA6818 30YR , 2.00%, 8/20/50  1,750
2,316,425 G2 MA6931 30YR , 2.50%, 10/20/50  2,077
2,347,385 G2 MA7051 30YR , 2.00%, 12/20/50  2,041
1,622,950 G2 MA7367 30YR , 2.50%, 5/20/51  1,453
2,172,656 G2 MA7471 30YR , 2.00%, 7/20/51  1,887
2,607,205 G2 MA7472 30YR , 2.50%, 7/20/51  2,331
2,747,255 G2 MA7533 30YR , 2.00%, 8/20/51  2,385
2,160,965 G2 MA7535 30YR , 3.00%, 8/20/51  1,997
2,854,899 G2 MA7589 30YR , 2.50%, 9/20/51  2,551
2,753,627 G2 MA7648 30YR , 2.00%, 10/20/51  2,389
2,236,719 G2 MA7705 30YR , 2.50%, 11/20/51  1,998
2,364,526 G2 MA7706 30YR , 3.00%, 11/20/51  2,183
2,535,210 G2 MA7766 30YR , 2.00%, 12/20/51  2,194
1,835,231 G2 MA7767 30YR , 2.50%, 12/20/51  1,639
1,911,014 G2 MA7768 30YR , 3.00%, 12/20/51  1,763
2,862,033 G2 MA7881 30YR , 2.50%, 2/20/52  2,556
2,863,443 G2 MA7987 30YR , 2.50%, 4/20/52  2,555
1,932,545 G2 MA7990 30YR , 4.00%, 4/20/52  1,878
1,068,789 G2 MA8044 30YR , 3.50%, 5/20/52  1,011
2,317,783 G2 MA8097 30YR , 2.50%, 6/20/52  2,068
2,424,089 G2 MA8266 30YR , 3.50%, 9/20/52  2,294
3,550,000 G2SF , 2.00%, 2/20/5330YR TBA (c) 3,069
2,740,000 G2SF , 2.50%, 2/20/5330YR TBA (c) 2,443
3,850,000 G2SF , 3.50%, 2/20/5330YR TBA (c) 3,641
2,000,000 G2SF , 4.00%, 2/20/5330YR TBA (c) 1,942
4,100,000 G2SF , 4.50%, 2/20/5330YR TBA (c) 4,072
3,100,000 G2SF , 5.00%, 2/20/5330YR TBA (c) 3,122
2,950,000 G2SF , 5.50%, 2/20/5330YR TBA (c) 2,999
3,580,000 G2SF , 6.00%, 2/20/5330YR TBA (c) 3,670
184,455 GN 366983 30YR , 4.00%, 6/15/41  183
368,141 GN 455989 , 5.00%, 7/15/26  359
69,883 GN 558954 , 5.25%, 5/15/29  70
323,350 GN 558956 , 4.50%, 6/15/29  327
133,650 GN 605099 30YR , 5.50%, 3/15/34  141
320,687 GN 616826 30YR , 5.50%, 1/15/35  335
649,290 GN 710868 30YR , 5.50%, 9/15/39  684
249,867 GN 728153 , 5.50%, 10/15/29  257
90,497 GN 728159 , 5.25%, 11/15/29  92
110,681 GN 781636 30YR , 5.50%, 7/15/33  117
140,394 GN 781810 30YR , 5.50%, 10/15/34  149
671,884 GN 784370 30YR , 4.00%, 7/15/45  663
1,061,881 GN 785986 30YR , 3.00%, 10/15/51  977
337,230 GNR AF 2012-18, (1 mo. LIBOR USD +
0.300%), 4.79%, 2/20/38 (a) 336
43,335 GNR AH 2015-159, 2.50%, 5/20/43  42
Principal
or Shares Security Description
Value
(000)
733,823 GNR F 2004-56, (1 mo. LIBOR USD +
0.400%), 4.89%, 6/20/33 (a) $ 734
182,529 GNR FA 2001-35, (1 mo. LIBOR USD +
0.250%), 4.71%, 8/16/31 (a) 182
59,406 GNR FA 2002-13, (1 mo. LIBOR USD +
0.500%), 4.96%, 2/16/32 (a) 59
77,135 GNR FA 2002-72, (1 mo. LIBOR USD +
0.400%), 4.89%, 10/20/32 (a) 77
35,482 GNR FB 2002-72, (1 mo. LIBOR USD +
0.400%), 4.89%, 10/20/32 (a) 35
225,689 GNR FB 2007-76, (1 mo. LIBOR USD +
0.500%), 4.99%, 11/20/37 (a) 226
624,608 GNR FB 2008-11, (1 mo. LIBOR USD +
0.600%), 5.09%, 2/20/38 (a) 626
381,622 GNR FC 2003-71, (1 mo. LIBOR USD +
0.500%), 4.99%, 7/20/33 (a) 382
523,637 GNR FC 2007-54, (1 mo. LIBOR USD +
0.260%), 4.75%, 9/20/37 (a) 521
972,074 GNR FC 2018-91, (1 mo. LIBOR USD +
0.300%), 4.67%, 7/20/48 (a) 956
369,569 GNR FE 2002-72, (1 mo. LIBOR USD +
0.400%), 4.89%, 10/20/32 (a) 370
367,129 GNR FG 2004-86, (1 mo. LIBOR USD +
0.400%), 4.89%, 7/20/34 (a) 366
575,688 GNR FH 2004-59, (1 mo. LIBOR USD +
0.250%), 4.71%, 8/16/34 (a) 574
198,438 GNR FH 2008-2, (1 mo. LIBOR USD +
0.450%), 4.94%, 1/20/38 (a) 198
668,436 GNR FJ 2019-6, (1 mo. LIBOR USD +
0.400%), 4.89%, 1/20/49 (a) 657
823,238 GNR FK 2006-60, (1 mo. LIBOR USD +
0.200%), 4.66%, 11/20/36 (a) 818
321,177 GNR LF 2011-153, (1 mo. LIBOR USD +
0.250%), 4.71%, 7/16/41 (a) 317
2,770,663 GNR ST 2014-79, 20.61%, 7/20/29 (b)(d) 2
732,332 GNR UF 2008-67, (1 mo. LIBOR USD +
0.450%), 4.94%, 6/20/38 (a) 733
Total Mortgage Backed (Cost - $135,845)
129,512
Investment Company (2%
)
2,352,850 Payden Cash Reserves Money Market Fund *
(Cost - $2,353)
2,353
Total Investments (Cost - $138,198) (123%)
131,865
Liabilities in excess of Other Assets (-23%)
(24,575)
Net Assets (100%) $ 107,290
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 2-Year Note Future 30 Mar-23 $ (6,169) $ (14) $ (14)